Investments - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Aug. 31, 2023	Apr. 30, 2023
Schedule Of Held To Maturity Securities [Line Items]
Interest and investment income	$ 85,114,000	$ 190,818,000	$ 102,568,000
Unrealized gain of available-for-sale investments	65,900,000	0	$ 0
Impairment charges on equity investments	$ 0	0
Keyvac
Schedule Of Held To Maturity Securities [Line Items]
Equity interest percentage			32.60%
Evaheart
Schedule Of Held To Maturity Securities [Line Items]
Equity interest percentage	4.20%
UPH
Schedule Of Held To Maturity Securities [Line Items]
Equity interest percentage					30.20%
SKY
Schedule Of Held To Maturity Securities [Line Items]
Equity investment				$ 101,400,000
Equity interest percentage				45.00%
Short-term Investments
Schedule Of Held To Maturity Securities [Line Items]
Interest and investment income	$ 364,369,000	18,401,000	$ 51,034,000
Long-term Investments
Schedule Of Held To Maturity Securities [Line Items]
Interest and investment income	$ 4,097,000	$ 2,842,000	$ 14,143,000